PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2023
PROPERTY AND EQUIPMENT.
Schedule of property and equipment

	December 31,			Reclassifications/	December 31,
	2021	Additions	Deductions	Translations	2022
At cost:
Directly acquired assets
Buildings	17,296	778	(1)	874	18,947
Leasehold improvements	1,477	80	(86)	100	1,571
Switching equipment	18,324	1,066	(130)	823	20,083
Telegraph, telex, and data communication
equipment	1,583	—	—	—	1,583
Transmission installation and equipment	165,621	4,494	(9,501)	10,492	171,106
Satellite, earth station, and equipment	10,528	155	(5)	126	10,804
Cable network	67,559	7,807	(9)	(662)	74,695
Power supply	22,035	433	(719)	1,527	23,276
Data processing equipment	19,258	877	(390)	1,209	20,954
Other telecommunication peripherals	9,121	1,261	—	20	10,402
Office equipment	2,352	157	(85)	201	2,625
Vehicles	537	100	(165)	133	605
Other equipment	47	2	(3)	5	51
Property under construction	2,950	16,936	—	(15,288)	4,598
Total	338,688	34,146	(11,094)	(440)	361,300

Accumulated depreciation:
Directly acquired assets
Buildings	5,537	632	(1)	60	6,228
Leasehold improvements	1,163	130	(86)	—	1,207
Switching equipment	12,225	1,985	(127)	17	14,100
Telegraph, telex, and data communication
equipment	1,582	—	—	—	1,582
Transmission installation and equipment	94,532	12,087	(9,362)	78	97,335
Satellite, earth station, and equipment	5,199	830	(5)	17	6,041
Cable network	18,735	4,388	(9)	(604)	22,510
Power supply	15,874	1,699	(712)	29	16,890
Data processing equipment	14,130	1,806	(388)	(58)	15,490
Other telecommunication peripherals	4,330	1,717	—	20	6,067
Office equipment	1,866	261	(79)	25	2,073
Vehicles	270	38	(135)	69	242
Other equipment	40	3	(2)	3	44
Total	175,483	25,576	(10,906)	(344)	189,809
Net book value	163,205				171,491

	December 31,			Reclassifications/	December 31,
	2022	Additions	Deductions	Translations	2023
At cost:
Directly acquired assets
Buildings	18,947	569	(34)	114	19,596
Leasehold improvements	1,571	28	(14)	90	1,675
Switching equipment	20,083	582	(309)	(720)	19,636
Telegraph, telex, and data communication equipment	1,583	—	—	—	1,583
Transmission installation and equipment	171,106	5,839	(3,562)	7,281	180,664
Satellite, earth station, and equipment	10,804	137	—	—	10,941
Cable network	74,695	5,762	(6)	(3,682)	76,769
Power supply	23,276	722	(768)	1,118	24,348
Data processing equipment	20,954	557	(218)	600	21,893
Other telecommunication peripherals	10,402	468	—	217	11,087
Office equipment	2,625	96	(18)	(7)	2,696
Vehicles	605	48	(56)	(4)	593
Other equipment	51	1	—	1	53
Property under construction	4,598	18,049	—	(16,407)	6,240
Total	361,300	32,858	(4,985)	(11,399)	377,774

Accumulated depreciation:
Directly acquired assets
Buildings	6,228	649	(11)	(48)	6,818
Leasehold improvements	1,207	141	(6)	(30)	1,312
Switching equipment	14,100	1,967	(309)	(1,637)	14,121
Telegraph, telex, and data communication equipment	1,582	—	—	—	1,582
Transmission installation and equipment	97,335	12,171	(3,372)	(1,787)	104,347
Satellite, earth station, and equipment	6,041	746	—	(61)	6,726
Cable network	22,510	3,215	(6)	(5,326)	20,393
Power supply	16,890	1,861	(758)	(606)	17,387
Data processing equipment	15,490	2,093	(217)	(1,217)	16,149
Other telecommunication peripherals	6,067	1,659	—	(26)	7,700
Office equipment	2,073	285	(18)	(204)	2,136
Vehicles	242	48	(31)	(3)	256
Other equipment	44	3	—	—	47
Total	189,809	24,838	(4,728)	(10,945)	198,974
Net book value	171,491				178,800

The property and equipment group consists of (1) switching equipment; (2) telegraph, telex, and data communication equipment; (3) transmission installation and equipment; (4) satellite, earth station, and equipment; (5) cable network; (6) power supply; (7) data processing equipment; and (8) other telecommunication peripherals are the main telecommunication infrastructure of the Group.

Schedule of gain on sale of property and equipment

	2021	2022	2023
Proceeds from sale of property and equipment	756	526	100
Net book value	(36)	(129)	(16)
Gain on sale of property and equipment	720	397	84